UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2007

Check here if Amendment [ ]; Amendment Number:  _________

This Amendment (Check only one.):    [ ]  is a restatement.
                                     [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:        Rivanna Capital, LLC
Address:     600 Peter Jefferson Parkway, Suite 370
             Charlottesville, VA  22911

13F File Number :     28 - 11576
                           -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig F. Colberg
Title:     Member
Phone:     434-220-0430

Signature, Place, and Date of Signing:

Craig F. Colberg
Charlottesville, VA
April 20, 2007

Report Type   (Check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information table Entry Total:     22

Form 13F Information Table Value Total:     $152,055

List of Other Included Managers:     None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [NONE]

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AFFILIATED MGR GP              COM              008252108    12314  113648 SH       SOLE    N/A         0 SHARED    0
ALPHARMA INC CL A              COM              020813101     4768  197998 SH       SOLE    N/A         0 SHARED    0
ARMOR HOLDINGS                 COM              042260109     6863  101926 SH       SOLE    N/A         0 SHARED    0
ASPREVA PHARMACEUTICALS CORP   COM              04538T109     6822  316399 SH       SOLE    N/A         0 SHARED    0
BIOVAIL CORP INT'L             COM              09067K106     6916  316379 SH       SOLE    N/A         0 SHARED    0
CHIQUITA BRANDS INTL           COM              170032106     8799  627628 SH       SOLE    N/A         0 SHARED    0
CORRECTIONS CORP AMERICA       COM              22025Y407    10630  201280 SH       SOLE    N/A         0 SHARED    0
CRYPTOLOGIC INC                COM              228906103     7102  284078 SH       SOLE    N/A         0 SHARED    0
CSK AUTO CORP                  COM              125965103     6122  355955 SH       SOLE    N/A         0 SHARED    0
DRS TECHNOLOGIES, INC          COM              23330X100     8148  156190 SH       SOLE    N/A         0 SHARED    0
HELIX ENERGY SOLUTIONS GROUP   COM              40642Y105     5056  135574 SH       SOLE    N/A         0 SHARED    0
INC
FORREST OIL                    COM              346091705     7178  215100 SH       SOLE    N/A         0 SHARED    0
LO-JACK CORP COM               COM              539451104     8301  437349 SH       SOLE    N/A         0 SHARED    0
NASH FINCH CO                  COM              631158102     6217  180423 SH       SOLE    N/A         0 SHARED    0
NGAS RESOURCES                 COM              62912T103     5462  804107 SH       SOLE    N/A         0 SHARED    0
NICE SYSTEMS, LTD              COM              653656108     2992   87957 SH       SOLE    N/A         0 SHARED    0
ORBOTECH LTD                   COM              M75253100     2026   91970 SH       SOLE    N/A         0 SHARED    0
PENN VA CORP COM               COM              707882106     6606   90000 SH       SOLE    N/A         0 SHARED    0
PREMIERE GLOBAL SERVICE        COM              740585104     5944  529732 SH       SOLE    N/A         0 SHARED    0
SERVICE CORP INT'L             COM              817565104    10880  917378 SH       SOLE    N/A         0 SHARED    0
SUPERIOR ENERGY SVCS INC COM   COM              868157108     6449  187080 SH       SOLE    N/A         0 SHARED    0
UNITED INDL CORP COM           COM              910671106     6460  117036 SH       SOLE    N/A         0 SHARED    0